Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		$ 975,324
Proceeds received through Convertible Promissory Note		420,000	900,000
Interest accrued at 4% per annum based on 365 days in a year			5,027
Change in fair value		12,560	70,297
Fair value as of December 31, 2021			975,324
Private Warrants [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		96,059	348,217
Change in fair value	[1]		(252,158)
Fair value as of December 31, 2021			96,059
Representative’s Warrant [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		107,779	808,295
Change in fair value	[1]		(700,516)
Fair value as of December 31, 2021			107,779
Warrant Liability [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		$ 203,838	1,156,512
Change in fair value	[1]		(952,674)
Fair value as of December 31, 2021			$ 203,838

[1]	Represents the non-cash gain on change in valuation of the Private Warrants and Representative’s Warrants and is included in Change in fair value of warrant liability on the statements of operations.